Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other financial liabilities [Abstract]
Disclosure Of Loans And Financial Obligations Classified By Type At The Statement Of Financial Position [Text Block]
Debts and financial liabilities classified according to the type of obligation and their classifications in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2019		As of December 31, 2018
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (*)	42,447,438	99,749,082	38,160,178	75,200,804
Bonds payable (*)	6,744,739	133,806,947	4,081,175	135,281,303
Leases liabilities (*) / Financial leases obligations (*)	4,857,097	28,213,259	365,972	17,546,162
Derivative financial instruments (**)	240,394	-	4,997,124	-
Derivative hedge liabilities (**)	805,306	-	1,194,502	157,028
Deposits for return of bottles and containers	13,290,754	-	13,967,995	-
Total	68,385,728	261,769,288	62,766,946	228,185,297

Disclosure Of Current Loans And Financial Obligations [Text Block]
Current loan and financial obligation

As of
December 31, 2019
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	2,037	2,629	4,666	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	10,715,017	10,715,017	At maturity	2.20
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	11,370,518	11,370,518	At maturity	2.47
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	7,629,611	7,629,611	At maturity	3.08
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	9,089	9,089	At maturity	2.90
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	45,102	45,102	At maturity	3.64
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	319,034	319,034	At maturity	4.56
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	13,500	4,500	18,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	-	22,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	9,761	3,286	13,047	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	22,183	30,027	52,210	Monthly	5.14
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	16,667	11,113	27,780	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	20,834	27,776	48,610	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	25,468	-	25,468	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,300	-	41,300	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	30,880	20,791	51,671	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	39,281	53,063	92,344	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	31,200	83,600	114,800	Monthly	5.16
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	300,155	-	300,155	Monthly	0.31
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	997,853	-	997,853	Monthly	2.34
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	45,100	-	45,100	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	6,384	400,000	406,384	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	296,906	299,397	596,303	Monthly	5.02
96,981,310-6	Cervecería Kunstmann S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	-	14,896	14,896	At maturity	3.83
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	8,444	8,444	At maturity	4.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,589,137	1,589,137	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	322,400	-	322,400	At maturity	4.68
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	4,385,390	-	4,385,390	At maturity	55.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	2,474,461	-	2,474,461	At maturity	53.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	41,808	-	41,808	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	332,747	331,593	664,340	Monthly	4.80
Total							9,478,815	32,968,623	42,447,438
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	22,133	66,397	88,530	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	93,127	284,229	377,356	Monthly	3.95
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	541	631	1,172	Monthly	17.00
Subtotal							115,801	351,257	467,058
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	25,324	81,810	107,134	Monthly	1.48
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	104,848	495,766	600,614	Monthly	4.73
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	133,037	483,206	616,243	Monthly	4.56
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	492,185	1,596,949	2,089,134	Monthly	1.92
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	26,841	76,616	103,457	Monthly	62.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	329,178	490,070	819,248	Monthly	10.16
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	13,553	40,656	54,209	Monthly	5.95
Subtotal leases by IFRS 16 (**)							1,124,966	3,265,073	4,390,039
Total							1,240,767	3,616,330	4,857,097
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.
(**) The interest rates for IFRS 16 correspond to average rates.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	661,567	5,128,436	5,790,003	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	-	954,736	954,736	Semiannual	2.90
Total							661,567	6,083,172	6,744,739

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.
As of
December 31, 2018
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	1,091	3,578	4,669	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	-	10,535,493	10,535,493	At maturity	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	USD	-	5,670,991	5,670,991	At maturity	2.90
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	10,576,858	10,576,858	At maturity	2.96
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	11,007	-	11,007	At maturity	3.38
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	309,108	309,108	At maturity	4.56
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	10,829	7,300	18,129	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	13,500	40,500	54,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	18,868	18,666	37,534	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	67,500	90,000	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	16,666	50,000	66,666	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	20,833	62,501	83,334	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	31,200	93,600	124,800	Monthly	5.16
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,700	125,100	166,800	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	73,030	224,475	297,505	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	28,669	64,826	93,495	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	39,951	90,476	130,427	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	37,588	115,166	152,754	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	9,192	28,382	37,574	Monthly	6.12
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	45,100	-	45,100	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	6,536	-	6,536	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	210,510	647,019	857,529	Monthly	5.02
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	1,026,099	1,026,099	At maturity	3.64
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	2,016,815	2,016,815	At maturity	3.98
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	326,560	-	326,560	At maturity	4.68
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	226,995	278,924	505,919	Monthly	32.50
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	ARS	506,614	545,956	1,052,570	Quarterly	23.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	736,905	-	736,905	At maturity	64.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	245,193	-	245,193	At maturity	6.20
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	-	208,701	208,701	At maturity	4.30
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	210,949	-	210,949	At maturity	5.25
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	210,101	-	210,101	At maturity	6.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	388,865	-	388,865	At maturity	49.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	238,536	-	238,536	At maturity	66.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	643,278	643,278	Quarterly	68.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	136,453	136,453	Quarterly	68.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	116,959	116,959	Quarterly	68.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	38,986	38,986	Quarterly	68.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	-	210,829	210,829	At maturity	6.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	38,735	-	38,735	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	110,633	326,783	437,416	Monthly	4.80
Total							3,878,856	34,281,322	38,160,178
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander	Chile	UF	2,090	5,639	7,729	Monthly	6.27
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	87,629	267,426	355,055	Monthly	3.95
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	797	2,391	3,188	Monthly	17.00
Total							90,516	275,456	365,972

(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 03/23/2009	Chile	UF	665,357	2,486,177	3,151,534	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 06/28/2018	Chile	UF	929,641	-	929,641	Semiannual	2.90
Total							1,594,998	2,486,177	4,081,175

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Disclosure Of Non Current Loans And Financial Obligations [Text Block]
Non-current loan and financial obligation

As of
December 31, 2019
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	16,327	16,330	28,619	61,276	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	8,685,384	-	-	8,685,384	At maturity	2.90
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	10,445,830	-	-	10,445,830	At maturity	3.64
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	39,902,607	-	-	39,902,607	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	4.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	3,333,334	3,333,334	1,666,667	8,333,335	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	3.83
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	4.68
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,469,892	4,939,784	-	7,409,676	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	922,478	1,844,956	922,478	3,689,912	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	221,062	-	-	221,062	Monthly	4.80
Total							86,996,914	10,134,404	2,617,764	99,749,082
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	182,302	125,892	-	308,194	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	794,931	852,210	15,993,556	17,640,697	Monthly	3.95
Subtotal							977,233	978,102	15,993,556	17,948,891
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	202,592	59,089	-	261,681	Monthly	1.48
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	838,782	603,084	1,839,685	3,281,551	Monthly	4.73
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	2,255,024	1,121,035	1,903,125	5,279,184	Monthly	1.92
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	725,207	154,917	44,034	924,158	Monthly	4.56
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	116,255	-	-	116,255	Monthly	62.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	355,915	26,769	-	382,684	Monthly	10.16
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	18,855	-	-	18,855	Monthly	5.95
Subtotal leases by IFRS 16 (**)							4,512,630	1,964,894	3,786,844	10,264,368
Total							5,489,863	2,942,996	19,780,400	28,213,259
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.
(**) The interest rates for IFRS 16 correspond to average rates.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	10,249,998	10,259,097	28,266,218	48,775,313	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	-	-	85,031,634	85,031,634	Semiannual	2.90
Total							10,249,998	10,259,097	113,297,852	133,806,947
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

As of
December 31, 2018
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	10,049	11,077	43,764	64,890	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	8,059,332	-	-	8,059,332	At maturity	3.38
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	39,826,440	-	39,826,440	At maturity	4.56
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	18,000	-	-	18,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	-	-	22,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	13,048	-	-	13,048	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	52,210	-	-	52,210	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	27,780	-	-	27,780	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	48,610	-	-	48,610	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,300	-	-	41,300	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	51,671	-	-	51,671	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	92,344	-	-	92,344	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	114,800	-	-	114,800	Monthly	5.16
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	400,000	-	-	400,000	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	520,654	-	-	520,654	Monthly	5.02
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,000,000	-	16,000,000	At maturity	4.68
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,743,952	1,743,952	3,487,900	6,975,804	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	871,421	-	-	871,421	Monthly	4.80
Total							14,087,671	57,581,469	3,531,664	75,200,804
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments.
(*)The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	747,756	801,372	15,995,307	17,544,435	Monthly	3.95
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	1,727	-	-	1,727	Monthly	17.00
Total							749,483	801,372	15,995,307	17,546,162
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 03/23/2009	Chile	UF	9,976,415	9,984,905	32,519,081	52,480,401	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 06/28/2018	Chile	UF	-	-	82,800,902	82,800,902	Semiannual	2.90
Total							9,976,415	9,984,905	115,319,983	135,281,303

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 - Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 - Risk administration
.

Disclosure Of Loans And Financial Obligations Classified By Type Of Foreign Currency And Interest Rate [Text Block]
Debts and financial liabilities are stated in several currencies and they accrue fixed and variable interest rates. These obligations classified by currency and interest type (excluding the effect of cross currency interest rate swap agreements) are detailed as follows:

	As of December 31, 2019		As of December 31, 2018
	Fixed Interest Rate	Variable Interest Rate	Fixed Interest Rate	Variable Interest Rate
	ThCh$	ThCh$	ThCh$	ThCh$
US Dollar	35,640,020	7,629,611	17,333,622	8,070,339
Chilean Pesos	86,598,796	-	65,221,552	-
Argentinean Pesos	2,695,345	4,385,390	3,357,467	505,919
Unidades de Fomento (*)	166,400,723	-	167,823,319	-
Euros	368,815	-	-	-
Unidad indexada (**)	958,466	-	1,308,837	-
Boliviano	11,141,396	-	7,014,539	-
Total	303,803,561	12,015,001	262,059,336	8,576,258

(*) The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate us set daily in advance based on changes in the previous month’s inflation rate.
(**) The unidad Indexada (UI) is an Uruguayan inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month’s inflation rate.

Disclosure Of Leases By Lessee Explanatory [Text Block]
Below is the detail of future payments and the value lease liabilities, whose analysis is within the scope of IFRS 16 (see
Note 4 - Accounting changes
):

	As of December 31, 2019
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	1,393,064	152,297	1,240,767
3 months to 1 year	4,581,643	965,313	3,616,330
Over 1 year to 3 years	6,652,459	1,162,596	5,489,863
Over 3 years to 5 years	4,049,398	1,106,402	2,942,996
Over 5 years	26,579,745	6,799,345	19,780,400
Total	43,256,309	10,185,953	33,070,356

	As of December 31, 2018
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	241,724	151,208	90,516
3 months to 1 year	725,183	449,727	275,456
Over 1 year to 3 years	1,911,683	1,162,200	749,483
Over 3 years to 5 years	1,909,956	1,108,584	801,372
Over 5 years	23,078,634	7,083,327	15,995,307
Total	27,867,180	9,955,046	17,912,134

Reconciliation Of Financial Obligations Statement Of Cash Flows [Text Block]
D) Reconciliation of liabilities arising from financing activities

	As of December 31, 2018	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Others	As of December 31, 2019
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	38,160,178	(24,502,019)	(12,402,773)	25,347,785	12,639,856	(446,694)	3,651,105	42,447,438
Bond payable	4,081,175	(2,547,487)	(4,734,806)	-	4,758,356	66,887	5,120,614	6,744,739
Lease liabilities (1)	365,972	(6,416,902)	(727,334)	-	1,334,118	1,420,466	8,880,777	4,857,097
Total others financial liabilities current	42,607,325	(33,466,408)	(17,864,913)	25,347,785	18,732,330	1,040,659	17,652,496	54,049,274
Non-current
Bank borrowings	75,200,804	-	-	25,641,701	-	2,557,682	(3,651,105)	99,749,082
Bond payable	135,281,303	-	-	-	-	3,646,258	(5,120,614)	133,806,947
Lease liabilities (1)	17,546,162	-	-	-	-	463,687	10,203,410	28,213,259
Total others financial liabilities non-current	228,028,269	-	-	25,641,701	-	6,667,627	1,431,691	261,769,288
Total Other financial liabilities	270,635,594	(33,466,408)	(17,864,913)	50,989,486	18,732,330	7,708,286	19,084,187	315,818,562

(1) Includes leases recognized by IFRS 16,
See Note 4 - Accounting changes, letter a).

	As of December 31, 2017	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Others	As of December 31, 2018
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	24,623,746	(93,311,712)	(7,329,217)	92,681,410	7,751,402	(2,102,985)	15,847,534	38,160,178
Bond payable	3,306,135	(2,737,203)	(2,911,224)	-	3,882,088	90,527	2,450,852	4,081,175
Financial leases obligations	176,586	(1,071,050)	(1,919)	-	675,796	(56,632)	643,191	365,972
Total others financial liabilities current	28,106,467	(97,119,965)	(10,242,360)	92,681,410	12,309,286	(2,069,090)	18,941,577	42,607,325
Non-current
Bank borrowings	73,886,831	(207,714)	-	8,828,143	-	396,858	(7,703,314)	75,200,804
Bond payable	69,476,612	(16,408,664)	-	82,498,034	-	2,914,363	(3,199,042)	135,281,303
Financial leases obligations	17,638,289	(6,412)	-	-	-	557,476	(643,191)	17,546,162
Total others financial liabilities non-current	161,001,732	(16,622,790)	-	91,326,177	-	3,868,697	(11,545,547)	228,028,269
Total Other financial liabilities	189,108,199	(113,742,755)	(10,242,360)	184,007,587	12,309,286	1,799,607	7,396,030	270,635,594

	As of December 31, 2016	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Others	As of December 31, 2017
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	39,079,561	(22,241,073)	(7,146,384)	16,477,169	7,492,719	(3,435,455)	(5,602,791)	24,623,746
Bond payable	3,250,023	-	(3,051,269)	-	3,166,139	52,599	(111,357)	3,306,135
Financial leases obligations	215,950	(1,405,266)	(8,422)	-	1,209,294	948	164,082	176,586
Total others financial liabilities current	42,545,534	(23,646,339)	(10,206,075)	16,477,169	11,868,152	(3,381,908)	(5,550,066)	28,106,467
Non-current
Bank borrowings	29,606,398	(844,687)	-	41,300,000	(306,747)	(1,470,924)	5,602,791	73,886,831
Bond payable	70,836,716	(2,668,458)	-	-	-	1,196,997	111,357	69,476,612
Financial leases obligations	17,500,919	(8,962)	-	-	-	292,593	(146,261)	17,638,289
Total others financial liabilities non-current	117,944,033	(3,522,107)	-	41,300,000	(306,747)	18,666	5,567,887	161,001,732
Total Other financial liabilities	160,489,567	(27,168,446)	(10,206,075)	57,777,169	11,561,405	(3,363,242)	17,821	189,108,199